Share-based compensation	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Share-based compensation

15. Share-based compensation

(a) Description of stock option plan

2019 Incentive Plan

In January 2020, the Company permitted the grant of options and restricted shares to relevant directors, officers, senior management, employees and non-employees of the Group (the “2019 Incentive Plan”). Option awards are granted with an exercise price determined by the Board of Directors.

The stock options granted under the 2019 Incentive Plan have a contractual term of 10 years and will expire the earlier of (i) three months after termination of service with the Group, or (ii) upon the tenth anniversary of the grant date.

The stock options granted under the 2019 Incentive Plan will be immediately vested upon grant.

The restricted shares granted under the 2019 Incentive Plan could either be granted with terms that (i) immediately vested upon grant; (ii) 25% vested on each anniversary or 6.25% vested on each quarter for vesting schedule of four years; or (iii) 50% vested on each anniversary for vesting schedule of two years.

2023 Incentive Plan

In September 2023, the Company permitted the grant of options, restricted shares or any other type of awards to relevant directors, employees and non-employees of the Group (the “2023 Incentive Plan”). Option awards are granted with an exercise price determined by the Board of Directors.

In accordance with ASC 718 Stock Compensation, the Group recorded share-based compensation expense on the grant date of the equity interests to its employees equal to the estimated fair-value of such equity interests at the measurement date. The share-based compensation expense was recorded in cost of revenues, selling and marketing expenses, general and administrative expenses and research and development expenses on the unaudited interim condensed consolidated statements of operations and comprehensive loss.

Stock option replacement (the “Replacement”)

On January 1, 2023 and July 1, 2023, a total of 86,871,800 and 20,359,900 vested options were replaced by 86,871,800 and 20,359,900 restricted shares of CCT, which were converted into restricted shares of the Company upon the completion of the Reverse Recapitalization. The restricted shares awards are subject to the original vesting schedule of the replaced share options. The Company concluded the cancellation and replacement of awards is a modification, and determined the modification is a probable-to-probable (Type I) modification. The Company has recognized the portion of incremental value of RMB26.2 million and RMB26.3 million as cost of revenues and expenses immediately for those vested options.

CHECHE GROUP INC.

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(CONTINUED)

(All amounts in thousands, except for share and per share data)

15.	Share-based compensation (Continued)

(b) Valuation assumptions

The Group uses binomial option pricing model and adopted fair value per share of ordinary share to determine fair value of the share-based awards. The estimated fair value of each option or each restricted share granted is estimated on the date of grant using the binomial option-pricing model or fair value per share of ordinary share with the following assumptions:

For the six months ended
June 30,
Options	2024	2025
Fair value per share (US$)	0.73-5.56	0.68-0.76
Discount rate (after tax)	Not applicable	Not applicable
Risk-free interest rate	3.99%-4.36%	4.23%-4.24%
Expected volatility	64.67%-65.68%	59.65%-60.29%
Contractual term (in years)	10	10
Discount for lack of marketability (“DLOM”)	Not applicable	Not applicable

For the six months ended
June 30,
Restricted shares	2024	2025
Fair value per share (US$)	Not applicable	Not applicable
Discount rate (after tax)	Not applicable	Not applicable
Discount for lack of marketability (“DLOM”)	Not applicable	Not applicable

The expected volatility at the grant date and each option valuation date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term of the options. The weighted average volatility is the expected volatility at the grant date weighted by number of options. The Company has never declared or paid any cash dividends on its shares, and the Group does not anticipate any dividend payments in the foreseeable future. The contractual term is the contract life of the options. The Group estimated the risk-free interest rate based on the market yield of US Government Bonds with maturities of ten years as of the valuation date, plus a country default risk spread between China and US.

CHECHE GROUP INC.

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(CONTINUED)

(All amounts in thousands, except for share and per share data)

15. Share-based compensation (Continued)

(c) Stock options activities

The following table presents a summary of the Company’s stock options activities for the six months ended June 30, 2024 and 2025.

					Weighted
				Weighted	average
				Average	remaining	Aggregated
				exercise	contractual	intrinsic
	Number of Options Outstanding			price	life	value
	Employees	Consultant	Total			RMB in
	(in thousands)	(in thousands)	(in thousands)	US$	(in years)	thousands
Outstanding at January 1, 2024	573	-	573	0.6675	9.73	23,775
Replacement	(22)	-	(22)	7.4245	-	-
Granted	599		599	0.1000
Forfeited	(9)	-	(9)	5.3707	-	-
Outstanding at June 30, 2024	1,141	-	1,141	0.1963	9.64	5,979
Exercisable as of June 30, 2024	519	-	519	0.3076	9.60	2,734

Outstanding at January 1, 2025	1,402	-	1,402	0.1785	9.32	7,990
Granted	323	-	323	0.1000	-	-
Exercised	(51)	-	(51)	-	-	-
Forfeited	(9)	-	(9)	0.1000	-	-
Outstanding at June 30, 2025	1,665	-	1,665	0.1659	9.01	8,052
Exercisable as of June 30, 2025	971	-	971	0.2130	8.92	4,672

The weighted average grant date fair value of options granted for the six months ended June 30, 2024 and 2025 were RMB31.7602 (US$4.3704) and RMB21.4438 (US$2.9934) per option, respectively. Nil and 51 thousand options were exercised for the six months ended June 30, 2024 and 2025.

CHECHE GROUP INC.

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(CONTINUED)

(All amounts in thousands, except for share and per share data)

15. Share-based compensation (Continued)

(d) Restricted shares activities

The following table sets forth the summary of restricted share activities for the six months ended June 30, 2024 and 2025:

		Weighted-Average
	Number of Restricted	Grant Date
	Shares Granted	Fair Value
	(in thousands)	(US$)
Unvested as of January 1, 2024	330	5.0223
Replacement	22	4.2700
Awarded	1,546	1.6495
Vested	(1,651)	1.8351
Forfeited	(88)	5.0458
Outstanding at June 30, 2024	159	5.2073
Unvested as of January 1, 2025	107	4.6904
Awarded	1,327	0.8655
Vested	(1,379)	0.9951
Outstanding at June 30, 2025	55	5.0337